COMMITMENTS AND CONTINGENCIES - Unconditional Purchase Commitments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 2,195	$ 2,774
Contracts for operating expenditures	3,325	3,587
Contractual capital and operating commitments	5,520	6,361
Due within the next 12 months	$ 1,943	$ 2,732